5. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions Details Narrative
Accrued interest included in accrued expenses	$ 77,881				$ 77,881		$ 63,447	$ 44,090
Revenue generated from agreement with Advance Pharmaceutical Company	119,280			215,798	181,647	236,485	315,000	17,000
Expense associated with indemnification for Dr. Platt		$ 32,697	$ 30,599				$ 119,401